Revenue - Future Stay Credit (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Future Stay Credit [Roll Forward]
Beginning balance	$ 30,995
Issuances	4,994
Acquired in business combinations	35
Redemptions	(10,591)	$ 46,433	$ 64,855
Breakage recognized in revenue	(15,044)
Foreign currency fluctuations	4
Ending balance	$ 10,393	$ 30,995